Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Parent Company
20.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED BALANCE SHEETS

	December 31,
	2015	2016
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	136,810	57,505	8,282
Short-term investments	667,911	486,341	70,048
Prepaid expenses and other current assets	10,397	26,113	3,761

Total current assets	815,118	569,959	82,091
Non-current assets:
Other non-current assets	7,173	5,936	855
Investment in subsidiaries and VIEs	4,047,714	5,807,841	836,503

Total non-current assets	4,054,887	5,813,777	837,358

Total assets	4,870,005	6,383,736	919,449

LIABILITIES AND SHAREHOLDERS’ EQUITY Current liabilities:
Accrued expenses and other payables	16,327	20,660	2,975
Due to subsidiaries	2,642	2,672	385

Total current liabilities	18,969	23,332	3,360

Total liabilities	18,969	23,332	3,360

Commitments and Contingencies
Shareholders’ equity:
Class A ordinary shares (par value of US$0.01 per share; 99,931,211,060 shares authorized; 51,230,242 and 115,297,224 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	3,452	7,784	1,121
Class B ordinary shares (par value of US$0.01 per share; 68,788,940 shares authorized; 61,824,328 and nil shares issued and outstanding as of December 31, 2015 and 2016, respectively)	4,183	—	—
Additional paid-in capital	2,787,103	3,006,152	432,976
Accumulated other comprehensive income	62,753	125,009	18,005
Retained earnings	1,993,545	3,221,459	463,987

Total shareholders’ equity	4,851,036	6,360,404	916,089

Total liabilities and shareholders’ equity	4,870,005	6,383,736	919,449

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(9,178)	(24,235)	(20,533)	(2,957)

Operating losses	(9,178)	(24,235)	(20,533)	(2,957)
Interest income	4,973	11,526	7,492	1,079
Share of income of subsidiaries and VIEs	752,885	1,003,358	1,240,955	178,735

Income before income taxes	748,680	990,649	1,227,914	176,857
Income tax expense	—	—	—	—

Net income	748,680	990,649	1,227,914	176,857

Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	3,946	56,821	62,256	8,967

Comprehensive income	752,626	1,047,470	1,290,170	185,824

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Net cash used in operating activities	(8,908)	(2,017)	(23,846)	(3,435)

Net cash used in investing activities	(796,209)	(132,976)	(86,743)	(12,494)

Net cash generated from financing activities	404,754	30,200	25,420	3,661

Effect of exchange rate changes on cash and cash equivalents	3,727	7,569	5,864	845

Net decrease in cash and cash equivalents	(396,636)	(97,224)	(79,305)	(11,423)
Cash and cash equivalents at beginning of year	630,670	234,034	136,810	19,705

Cash and cash equivalents at end of year	234,034	136,810	57,505	8,282

(a)	Basis of accounting

For the Company only condensed financial information, the Company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323-10, Investments-Equity Method and Joint Ventures: Overall. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and share of their income as “Share of income of subsidiaries and VIEs” on the condensed statements of comprehensive income. The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b)	Commitments

The Company does not have any significant commitments or long-term obligations as of any of the years presented.